SCHEDULE OF PRINCIPAL SUBSIDIARIES (Details) - Seamless Group Inc [Member]	12 Months Ended
Dec. 31, 2022
Principal activities	Operating a global fund transfer platform for financial institutions, e-wallet operators and other participants
Dynamic Investment Holdings Limited [Member]
Place of incorporation	Cayman Islands
Principal activities	Investment holding
Dynamic Investment Holdings Limited [Member] | Directly [Member]
Percentage of ownership	100.00%
Dynamic (Asia) Group Inc. [Member]
Place of incorporation	British Virgin Islands
Principal activities	Investment holding
Dynamic (Asia) Group Inc. [Member] | Indirectly [Member]
Percentage of ownership	100.00%
TNG (Asia) Limited [Member]
Place of incorporation	Hong Kong
Principal activities	Provision of mobile electronic wallet
TNG (Asia) Limited [Member] | Directly [Member]
Percentage of ownership	100.00%
Tranglo Sdn. Bhd. [Member]
Place of incorporation	Malaysia
Principal activities	Provision of international airtime reload, international money transfer services, its related implementation, technical and maintenance services
Tranglo Sdn. Bhd. [Member] | Indirectly [Member]
Percentage of ownership	60.00%
Future Network Technology Investment Co Ltd [Member]
Place of incorporation	Taiwan
Principal activities	Investment holding
Future Network Technology Investment Co Ltd [Member] | Indirectly [Member]
Percentage of ownership	100.00%
GEA Holdings Limited [Member]
Place of incorporation	Cayman Islands
Principal activities	Investment holding
GEA Holdings Limited [Member] | Indirectly [Member]
Percentage of ownership	100.00%
GEA Limited [Member]
Place of incorporation	Hong Kong
GEA Limited [Member] | Indirectly [Member]
Percentage of ownership	100.00%
GEA Pte Ltd. [Member]
Place of incorporation	Singapore
Principal activities	Transaction and payment processing services
GEA Pte Ltd. [Member] | Indirectly [Member]
Percentage of ownership	100.00%
Bagus Fintech Pte Ltd [Member]
Place of incorporation	Singapore
Principal activities	Providing business center services
Bagus Fintech Pte Ltd [Member] | Indirectly [Member]
Percentage of ownership	100.00%
Dynamic (Asia) Holdings Limited [Member]
Place of incorporation	Cayman Islands
Principal activities	Investment holding
Dynamic (Asia) Holdings Limited [Member] | Indirectly [Member]
Percentage of ownership	100.00%
Dynamic FinTech Group (HK) Limited [Member]
Place of incorporation	Hong Kong
Principal activities	Provision of corporate governance consultancy, management and advisory services
Tranglo Holdings Limited [Member]
Place of incorporation	Cayman Islands
Principal activities	Investment holding
Tranglo Holdings Limited [Member] | Indirectly [Member]
Percentage of ownership	100.00%
The WSF Group Holdings Limited [Member]
Place of incorporation	British Virgin Islands
Principal activities	Investment holding
The WSF Group Holdings Limited [Member] | Indirectly [Member]
Percentage of ownership	100.00%
The Wall Street Factory Limited [Member]
Place of incorporation	Hong Kong
Principal activities	Providing business center services
The Wall Street Factory Limited [Member] | Indirectly [Member]
Percentage of ownership	100.00%
Bagus Financial Services Limited [Member]
Place of incorporation	Hong Kong
Principal activities	Provision of IR services and PR function events
Bagus Financial Services Limited [Member] | Indirectly [Member]
Percentage of ownership	100.00%
PT Tranglo Indonesia [Member]
Place of incorporation	Indonesia
Principal activities	Operating money remittance business
PT Tranglo Indonesia [Member] | Indirectly [Member]
Percentage of ownership	60.00%
PT Tranglo Solusindo [Member]
Place of incorporation	Indonesia
Principal activities	Providing and sourcing airtime and other related services
PT Tranglo Solusindo [Member] | Indirectly [Member]
Percentage of ownership	60.00%
Tranglo MEA Limited [Member]
Place of incorporation	Hong Kong
Principal activities	Providing and sourcing airtime and other related services
Tranglo MEA Limited [Member] | Indirectly [Member]
Percentage of ownership	60.00%
Tranglo Europe Limited [Member]
Place of incorporation	United Kingdom
Principal activities	Operating money remittance business
Tranglo Europe Limited [Member] | Indirectly [Member]
Percentage of ownership	60.00%
Tranglo Pte Ltd [Member]
Place of incorporation	Singapore
Principal activities	Operating money remittance business
Tranglo Pte Ltd [Member] | Indirectly [Member]
Percentage of ownership	60.00%
Tik FX Malaysia Sdn. Bhd. [Member]
Place of incorporation	Malaysia
Principal activities	Dormant
Tik FX Malaysia Sdn. Bhd. [Member] | Indirectly [Member]
Percentage of ownership	60.00%
Treatsup Sdn. Bhd. [Member]
Place of incorporation	Malaysia
Principal activities	Research, development and commercialisation of Treatsup application and provision of implementation, technical services and maintenance related to the application
Treatsup Sdn. Bhd. [Member] | Indirectly [Member]
Percentage of ownership	60.00%
Dynamic Indonesia Holdings Limited [Member]
Place of incorporation	Cayman Islands
Principal activities	Investment holding
Dynamic Indonesia Holdings Limited [Member] | Indirectly [Member]
Percentage of ownership	53.60%
Dynamic Indonesia Pte Ltd [Member]
Place of incorporation	Singapore
Principal activities	Retail sales via the internet and development of other software and programming activities
Dynamic Indonesia Pte Ltd [Member] | Indirectly [Member]
Percentage of ownership	45.40%
PTTNG Wallet Indonesia [Member]
Place of incorporation	Indonesia
Principal activities	Business operations have not commenced
PTTNG Wallet Indonesia [Member] | Indirectly [Member]
Percentage of ownership	45.50%
P T WalletKu Indompet Indonesia [Member]
Place of incorporation	Indonesia
Principal activities	(i) Retail commerce through media, for textile commodities, clothing, footwear and personal needs, (ii) web portal and/or digital platforms for commercial purposes, and (iii) software publisher
P T WalletKu Indompet Indonesia [Member] | Indirectly [Member]
Percentage of ownership	45.50%